Subsequent Events (Details)				3 Months Ended		12 Months Ended
	Mar. 24, 2025 USD ($) $ / shares shares	Mar. 21, 2025 USD ($) $ / shares shares	Dec. 15, 2022 shares	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 $ / shares
Subsequent Event [Line Items]
Aggregate of ordinary shares (in Shares) | shares			9,900,000
Ordinary shares, par value (in Dollars per share)						$ 0.0001		$ 0.0001
Guixi Yihang Enterprise Services Co., Ltd [Member]
Subsequent Event [Line Items]
Loan balance amounted						$ 143,986	¥ 1,051,000
Interest rate						0.00%
Contractual term						24 months
Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate of ordinary shares (in Shares) | shares	375,000
Offering price, per share. (in Dollars per share)	$ 4
Gross proceeds | $	$ 11,500,000	$ 10,000,000
Additional gross proceeds | $	$ 1,500,000
Subsequent Event [Member] | Guixi Yihang Enterprise Services Co., Ltd [Member]
Subsequent Event [Line Items]
Additional payment				$ 574,028	¥ 4,190,000
Total advance repayment				$ 176,729	¥ 1,290,000
IPO [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate of ordinary shares (in Shares) | shares		2,500,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Offering price, per share. (in Dollars per share)		$ 4